Related Party Transactions - Schedule of Related Party Transactions Arose from Discontinued Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Shaanxi Juntai [Member] USD ($)	Dec. 31, 2014 Shaanxi Juntai [Member] CNY	Dec. 31, 2013 Shaanxi Juntai [Member] CNY	Dec. 31, 2012 Shaanxi Juntai [Member] CNY	Dec. 31, 2014 Xian New Changan Medical Investment Co Ltd [Member] USD ($)	Dec. 31, 2014 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2012 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2014 JYADK [Member] USD ($)	Dec. 31, 2014 JYADK [Member] CNY	Dec. 31, 2013 JYADK [Member] CNY	Dec. 31, 2012 JYADK [Member] CNY
Related Party Transaction [Line Items]
Treatment income and other miscellaneous	$ 159	984	1,052	637
Loan to (repayment of a loan from)							(6,590)	100,000
Interest income					1,089	6,755	7,839
Purchase of medical supplies									$ 78	484	805	5,249